UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-04318

The American Funds Income Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: November 30, 2014

Steven I. Koszalka

The American Funds Income Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Morgan, Lewis & Bockius LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

U.S. Government Securities Fund®
Investment portfolio
November 30, 2014
unaudited
Bonds, notes & other debt instruments 94.87% U.S. Treasury bonds & notes 61.03% U.S. Treasury 51.14%	Principal amount (000)	Value (000)
U.S. Treasury 0.375% 2015	$9,250	$9,268
U.S. Treasury 11.25% 2015	45,265	46,312
U.S. Treasury 0.625% 2016	8,890	8,929
U.S. Treasury 0.875% 2016	13,250	13,361
U.S. Treasury 1.50% 2016	94,050	95,844
U.S. Treasury 2.125% 2016	58,100	59,482
U.S. Treasury 4.50% 2016	14,950	15,723
U.S. Treasury 0.625% 2017	44,250	44,006
U.S. Treasury 0.75% 2017	44,000	43,979
U.S. Treasury 0.875% 2017	79,025	79,389
U.S. Treasury 2.75% 2017	41,000	43,084
U.S. Treasury 4.625% 2017	20,300	22,098
U.S. Treasury 1.25% 2018	62,175	62,182
U.S. Treasury 1.25% 2018	45,350	45,302
U.S. Treasury 1.375% 2018	112,000	112,858
U.S. Treasury 1.375% 2018	28,855	28,968
U.S. Treasury 1.375% 2018	12,550	12,624
U.S. Treasury 1.50% 2018	44,875	45,387
U.S. Treasury 1.00% 2019	39,250	38,483
U.S. Treasury 1.50% 2019	222,499	223,378
U.S. Treasury 1.50% 2019	189,550	189,499
U.S. Treasury 1.50% 2019	90,425	91,061
U.S. Treasury 1.50% 2019	33,375	33,597
U.S. Treasury 1.50% 2019	31,050	31,035
U.S. Treasury 1.625% 2019[1]	252,425	254,644
U.S. Treasury 1.625% 2019	88,900	89,609
U.S. Treasury 1.625% 2019	87,525	88,158
U.S. Treasury 1.625% 2019	60,675	61,287
U.S. Treasury 1.625% 2019	16,500	16,673
U.S. Treasury 1.75% 2019	132,925	134,551
U.S. Treasury 3.625% 2019	36,000	39,545
U.S. Treasury 1.125% 2020	22,875	22,325
U.S. Treasury 1.25% 2020	56,500	55,558
U.S. Treasury 1.375% 2020	22,600	22,285
U.S. Treasury 2.00% 2020	4,900	4,974
U.S. Treasury 8.75% 2020	5,255	7,287
U.S. Treasury 2.25% 2021	209,525	214,862
U.S. Treasury 8.00% 2021	3,400	4,763
U.S. Treasury 1.625% 2022	80,258	77,891
U.S. Treasury 1.625% 2022	71,479	69,594
U.S. Treasury 1.75% 2022	125,000	123,150
U.S. Treasury 1.75% 2023	15,175	14,777
U.S. Treasury 2.00% 2023	22,898	22,818
U.S. Treasury 2.50% 2023	69,075	71,312
U.S. Treasury 2.75% 2023	220,400	231,799
U.S. Treasury 2.375% 2024	3,100	3,149
U.S. Government Securities Fund — Page 1 of 10

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.75% 2024	$192,700	$202,441
U.S. Treasury 6.25% 2030	5,250	7,776
U.S. Treasury 2.875% 2043	52,609	52,168
U.S. Treasury 3.125% 2043	17,450	18,177
U.S. Treasury 3.625% 2043	13,250	15,120
U.S. Treasury 3.00% 2044	3,825	3,895
U.S. Treasury 3.125% 2044	5,180	5,396
U.S. Treasury 3.375% 2044	2,275	2,483
U.S. Treasury 3.625% 2044	3,400	3,881
		3,338,197
U.S. Treasury inflation-protected securities 9.89%
U.S. Treasury Inflation-Protected Security 0.50% 2015[2]	30,029	29,837
U.S. Treasury Inflation-Protected Security 1.875% 2015[2]	44,721	45,281
U.S. Treasury Inflation-Protected Security 0.125% 2016[2]	21,567	21,707
U.S. Treasury Inflation-Protected Security 2.00% 2016[2]	23,985	24,629
U.S. Treasury Inflation-Protected Security 0.125% 2019[2]	78,014	78,481
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	7,835	7,761
U.S. Treasury Inflation-Protected Security 0.125% 2023[2]	7,631	7,488
U.S. Treasury Inflation-Protected Security 0.375% 2023[2]	21,598	21,153
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	41,777	40,740
U.S. Treasury Inflation-Protected Security 0.625% 2024[2]	115,580	117,718
U.S. Treasury Inflation-Protected Security 2.125% 2041[2]	16,168	20,890
U.S. Treasury Inflation-Protected Security 1.375% 2044[2]	206,442	230,089
		645,774
Total U.S. Treasury bonds & notes		3,983,971
Mortgage-backed obligations 23.14% Federal agency mortgage-backed obligations 23.14%
Fannie Mae 3.416% 2017[3]	3,949	4,156
Fannie Mae 10.50% 2018[3]	281	317
Fannie Mae 5.50% 2023[3]	1,298	1,426
Fannie Mae 6.00% 2024[3]	727	823
Fannie Mae 10.524% 2025[3,4]	453	507
Fannie Mae 6.00% 2026[3]	41	46
Fannie Mae 2.50% 2027[3]	4,238	4,338
Fannie Mae 2.50% 2027[3]	2,027	2,075
Fannie Mae 6.50% 2027[3]	1,371	1,573
Fannie Mae 6.50% 2027[3]	569	653
Fannie Mae 5.00% 2028[3]	680	754
Fannie Mae 8.00% 2031[3]	829	978
Fannie Mae 6.50% 2037[3]	518	586
Fannie Mae 6.50% 2037[3]	521	578
Fannie Mae 6.50% 2037[3]	165	187
Fannie Mae 7.00% 2037[3]	631	708
Fannie Mae 7.00% 2037[3]	323	362
Fannie Mae 7.00% 2037[3]	12	13
Fannie Mae 7.50% 2037[3]	86	98
Fannie Mae 5.50% 2038[3]	8,249	9,230
Fannie Mae 6.00% 2038[3]	375	423
Fannie Mae 7.00% 2038[3]	1,289	1,446
Fannie Mae 3.251% 2040[3,4]	5,829	6,244
Fannie Mae 3.577% 2040[3,4]	669	716
U.S. Government Securities Fund — Page 2 of 10

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.192% 2040[3,4]	$2,057	$2,196
Fannie Mae 4.376% 2040[3,4]	3,228	3,450
Fannie Mae 5.00% 2040[3]	907	1,012
Fannie Mae 3.226% 2041[3,4]	5,165	5,492
Fannie Mae 3.407% 2041[3,4]	3,800	4,066
Fannie Mae 3.441% 2041[3,4]	2,676	2,834
Fannie Mae 3.529% 2041[3,4]	3,953	4,161
Fannie Mae 4.00% 2041[3]	20,010	21,592
Fannie Mae 4.00% 2041[3]	5,596	5,985
Fannie Mae 4.50% 2041[3]	3,682	4,037
Fannie Mae 5.00% 2041[3]	2,915	3,269
Fannie Mae 5.00% 2041[3]	2,217	2,487
Fannie Mae 5.00% 2041[3]	1,433	1,607
Fannie Mae 5.00% 2041[3]	915	1,027
Fannie Mae 3.50% 2042[3]	10,130	10,594
Fannie Mae 3.50% 2042[3]	7,893	8,243
Fannie Mae 4.00% 2042[3]	14,088	15,201
Fannie Mae 4.00% 2042[3]	829	895
Fannie Mae 4.00% 2043[3]	41,943	45,168
Fannie Mae 4.00% 2043[3]	6,628	7,151
Fannie Mae 3.50% 2044[3,5]	66,124	68,924
Fannie Mae 4.00% 2044[3,5]	50,675	54,107
Fannie Mae 4.00% 2044[3]	12,687	13,663
Fannie Mae 4.00% 2044[3]	5,937	6,407
Fannie Mae 4.50% 2044[3,5]	98,115	106,646
Fannie Mae 3.50% 2045[3,5]	153,496	159,516
Fannie Mae 4.50% 2045[3,5]	319,364	346,261
Fannie Mae 5.00% 2043[3,5]	31,400	34,751
Fannie Mae 7.075% 2047[3,4]	246	266
Fannie Mae, Series 2001-4, Class NA, 10.171% 2025[3,4]	105	116
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[3]	415	467
Fannie Mae, Series 2001-20, Class E, 9.561% 2031[3,4]	17	19
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035[3]	133	133
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035[3]	5,711	6,474
Fannie Mae, Series 2006-83, Class AO, principal only, 0% 2036[3]	1,865	1,674
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036[3]	1,272	1,172
Fannie Mae, Series 2006-65, Class PF, 0.432% 2036[3,4]	1,576	1,580
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036[3]	245	273
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037[3]	1,942	2,152
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037[3]	874	977
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 2039[3,4]	411	459
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.707% 2048[3,4,6]	549	549
Freddie Mac 10.00% 2025[3]	211	233
Freddie Mac 6.00% 2026[3]	549	621
Freddie Mac 6.00% 2027[3]	2,673	3,028
Freddie Mac 2.375% 2036[3,4]	763	820
Freddie Mac 2.07% 2037[3,4]	263	279
Freddie Mac 5.50% 2037[3]	70	78
Freddie Mac 6.50% 2037[3]	242	273
Freddie Mac 4.824% 2038[3,4]	641	688
Freddie Mac 5.50% 2038[3]	6,735	7,540
Freddie Mac 5.50% 2038[3]	242	271
Freddie Mac 5.50% 2039[3]	6,465	7,243
Freddie Mac 3.243% 2041[3,4]	3,904	4,150
U.S. Government Securities Fund — Page 3 of 10

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 3.402% 2041[3,4]	$4,902	$5,168
Freddie Mac 5.00% 2041[3]	6,831	7,681
Freddie Mac 2.584% 2042[3,4]	2,568	2,646
Freddie Mac 2.078% 2043[3,4]	1,991	2,049
Freddie Mac 4.00% 2043[3]	10,693	11,501
Freddie Mac 4.00% 2043[3]	5,284	5,683
Freddie Mac 4.00% 2043[3]	4,213	4,541
Freddie Mac 4.00% 2043[3]	2,620	2,818
Freddie Mac 4.00% 2043[3]	1,844	1,983
Freddie Mac 3.128% 2044[3,4]	1,495	1,553
Freddie Mac 4.00% 2044[3]	4,357	4,696
Freddie Mac 4.50% 2044[3,5]	30,475	33,090
Freddie Mac 4.00% 2045[3,5]	10,400	11,055
Freddie Mac, Series 2356, Class GD, 6.00% 2016[3]	320	331
Freddie Mac, Series 2289, Class NA, 10.1354% 2020[3,4]	52	55
Freddie Mac, Series 2289, Class NB, 9.613% 2022[3,4]	25	28
Freddie Mac, Series 1567, Class A, 0.555% 2023[3,4]	17	17
Freddie Mac, Series 2626, Class NG, 3.50% 2023[3]	67	69
Freddie Mac, Series 1617, Class PM, 6.50% 2023[3]	377	426
Freddie Mac, Series 2153, Class GG, 6.00% 2029[3]	727	822
Freddie Mac, Series 3061, Class PN, 5.50% 2035[3]	817	911
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[3]	2,322	2,158
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[3]	1,077	1,013
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[3]	912	840
Freddie Mac, Series 3156, Class PF, 0.405% 2036[3,4]	2,757	2,761
Freddie Mac, Series 3257, Class PA, 5.50% 2036[3]	1,468	1,646
Freddie Mac, Series 3233, Class PA, 6.00% 2036[3]	1,732	1,956
Freddie Mac, Series 3272, Class PA, 6.00% 2037[3]	1,591	1,788
Government National Mortgage Assn. 10.00% 2019[3]	181	203
Government National Mortgage Assn. 10.00% 2021[3]	75	87
Government National Mortgage Assn. 3.00% 2026[3]	19,174	20,206
Government National Mortgage Assn. 3.00% 2027[3]	5,648	5,953
Government National Mortgage Assn. 6.50% 2029[3]	938	1,073
Government National Mortgage Assn. 6.50% 2032[3]	812	934
Government National Mortgage Assn. 6.50% 2037[3]	703	798
Government National Mortgage Assn. 5.50% 2038[3]	942	1,054
Government National Mortgage Assn. 5.50% 2038[3]	112	121
Government National Mortgage Assn. 6.00% 2038[3]	991	1,134
Government National Mortgage Assn. 6.50% 2038[3]	619	700
Government National Mortgage Assn. 6.50% 2038[3]	555	632
Government National Mortgage Assn. 6.50% 2038[3]	425	481
Government National Mortgage Assn. 6.50% 2038[3]	200	227
Government National Mortgage Assn. 3.50% 2039[3,4]	3,049	3,218
Government National Mortgage Assn. 4.00% 2039[3]	1,043	1,123
Government National Mortgage Assn. 5.00% 2039[3]	2,969	3,293
Government National Mortgage Assn. 6.00% 2039[3]	5,952	6,804
Government National Mortgage Assn. 6.50% 2039[3]	1,066	1,245
Government National Mortgage Assn. 4.50% 2040[3]	2,224	2,451
Government National Mortgage Assn. 5.00% 2040[3]	1,547	1,718
Government National Mortgage Assn. 5.00% 2040[3]	729	809
Government National Mortgage Assn. 5.50% 2040[3]	8,697	9,867
Government National Mortgage Assn. 3.50% 2041[3]	1,045	1,086
Government National Mortgage Assn. 4.00% 2041[3]	357	373
Government National Mortgage Assn. 4.50% 2041[3]	25,696	28,235
U.S. Government Securities Fund — Page 4 of 10

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 5.00% 2041[3]	$13,696	$15,084
Government National Mortgage Assn. 5.00% 2041[3]	217	233
Government National Mortgage Assn. 5.50% 2041[3]	913	989
Government National Mortgage Assn. 5.50% 2041[3]	539	585
Government National Mortgage Assn. 5.50% 2041[3]	351	380
Government National Mortgage Assn. 6.00% 2041[3]	93	103
Government National Mortgage Assn. 6.50% 2041[3]	5,224	5,718
Government National Mortgage Assn. 3.50% 2042[3]	817	861
Government National Mortgage Assn. 4.00% 2042[3]	5,279	5,608
Government National Mortgage Assn. 4.00% 2042[3]	2,817	2,994
Government National Mortgage Assn. 3.50% 2043[3]	7,324	7,709
Government National Mortgage Assn. 4.00% 2044[3]	103,401	111,144
Government National Mortgage Assn. 4.00% 2044[3,7]	23,153	24,862
Government National Mortgage Assn. 4.00% 2044[3]	21,260	22,838
Government National Mortgage Assn. 4.00% 2044[3]	6,255	6,723
Government National Mortgage Assn. 5.922% 2058[3]	11,443	12,073
Government National Mortgage Assn. 6.172% 2058[3]	190	199
Government National Mortgage Assn. 6.22% 2058[3]	2,552	2,661
Government National Mortgage Assn., Series 2003-116, Class JD, 5.00% 2032[3]	2,278	2,346
Government National Mortgage Assn., Series 2003-46, 5.00% 2033[3]	3,936	4,265
Government National Mortgage Assn., Series 2003, 6.116% 2058[3]	2,083	2,238
National Credit Union Administration, Series 2010-R2, Class 1A, 0.526% 2017[3,4]	648	649
National Credit Union Administration, Series 2011-R3, Class 1A, 0.557% 2020[3,4]	1,393	1,399
National Credit Union Administration, Series 2011-R1, Class 1A, 0.606% 2020[3,4]	851	856
Vendee Mortgage Trust, Series 2011-2, Class V, 3.75% 2028[3]	13,615	14,285
Vendee Mortgage Trust, Series 2008-1, Class GD, 5.25% 2032[3]	17,601	19,699
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033[3]	14,023	14,794
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035[3]	5,303	5,705
Total mortgage-backed obligations		1,510,624
Federal agency bonds & notes 10.70%
Export-Import Bank of the United States-Guaranteed, VCK Lease SA 2.591% 2026[3]	1,965	1,987
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026[3]	1,927	1,961
Fannie Mae 1.25% 2017	7,610	7,704
Fannie Mae 5.00% 2017	4,410	4,824
Fannie Mae 1.75% 2019	15,350	15,409
Fannie Mae 2.625% 2024	19,065	19,279
Fannie Mae 7.125% 2030	3,000	4,493
Fannie Mae, Series 2014-M2, Class A-S-Q2, multifamily 0.478% 2015[3]	3,461	3,462
Fannie Mae, Series 2014-M6, Class FA, multifamily 0.4588% 2017[3,4]	1,050	1,049
Fannie Mae, Series 2013-M4, multifamily 2.608% 2022[3]	4,225	4,258
Fannie Mae, Series 2012-M2, Class A2, multifamily 2.717% 2022[3]	4,325	4,420
Fannie Mae, Series 2012-M3, Class 1-A2, multifamily 3.044% 2022[3]	3,500	3,638
Fannie Mae, Series 2013-M14, Class A2, multifamily 3.329% 2023[3,4]	3,075	3,238
Fannie Mae, Series 2014-M1, multifamily 3.50% 2023[3,4]	3,600	3,783
Fannie Mae, Series 2014-M9, multifamily 3.103% 2024[3,4]	2,620	2,704
Fannie Mae, Series 2014-M3, Class A2, multifamily 3.501% 2024[3,4]	6,525	6,946
Fannie Mae, Series 2003-M2, Class D, multifamily 4.68% 2033[3,4]	5,018	5,636
Federal Farm Credit Banks 0.204% 2017[4]	10,825	10,828
Federal Farm Credit Banks 0.207% 2017[4]	8,861	8,862
Federal Farm Credit Banks 0.60% 2017	74,292	74,047
Federal Home Loan Bank 0.375% 2015	61,000	61,054
Federal Home Loan Bank 2.75% 2015	8,500	8,562
Federal Home Loan Bank 0.375% 2016	28,875	28,883
U.S. Government Securities Fund — Page 5 of 10

unaudited
Bonds, notes & other debt instruments Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
Federal Home Loan Bank 0.50% 2016	$11,605	$11,600
Federal Home Loan Bank 3.375% 2023	14,160	15,089
Federal Home Loan Bank 5.50% 2036	700	939
Federal Home Loan Bank, Series 2816, 1.00% 2017	43,705	43,939
Freddie Mac 1.75% 2015	33,375	33,776
Freddie Mac 1.00% 2017	18,525	18,603
Freddie Mac 1.25% 2019	51,820	50,800
Freddie Mac, Series K501, Class A1, multifamily 1.337% 2016[3]	1,873	1,879
Freddie Mac, Series K705, Class A2, multifamily 2.303% 2018[3]	2,112	2,168
Freddie Mac, Series K706, Class A2, multifamily 2.323% 2018[3]	3,300	3,388
Freddie Mac, Series K704, Class A2, multifamily 2.412% 2018[3]	3,225	3,325
Freddie Mac, Series K712, Class A2, multifamily 1.869% 2019[3]	3,250	3,254
Freddie Mac, Series KGRP, Class A, multifamily 0.536% 2020[3,4]	3,116	3,128
Freddie Mac, Series KF02, Class A3, multifamily 0.785% 2020[3,4]	2,326	2,334
Freddie Mac, Series K015, Class A1, multifamily 2.257% 2020[3]	2,860	2,929
Freddie Mac, Series K009, Class A1, multifamily 2.757% 2020[3]	1,285	1,332
Freddie Mac, Series K013, Class A1, multifamily 2.902% 2020[3]	3,081	3,198
Freddie Mac, Series K010, Class A1, multifamily 3.32% 2020[3]	2,610	2,749
Freddie Mac, Series K019, Class A1, multifamily 1.459% 2021[3]	1,937	1,925
Freddie Mac, Series K017, Class A2, multifamily 2.873% 2021[3]	4,300	4,458
Freddie Mac, Series K022, Class A2, multifamily 2.355% 2022[3]	4,425	4,407
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022[3]	4,425	4,433
Freddie Mac, Series K031, Class A1, multifamily 2.778% 2022[3]	2,616	2,721
Freddie Mac, Series KS01, Class A2, multifamily 2.522% 2023[3]	3,185	3,194
Freddie Mac, Series K029, Class A2, multifamily 3.32% 2023[3,4]	1,200	1,271
Private Export Funding Corp. 1.45% 2019	5,250	5,145
Private Export Funding Corp. 2.25% 2020	10,000	10,108
Private Export Funding Corp. 3.55% 2024	11,150	11,754
Small Business Administration, Series SBIC-PS 2006-10A, Participating Securities, 5.408% 2016[3]	178	184
Small Business Administration, Series 2001-20K, 5.34% 2021[3]	406	438
Small Business Administration, Series 2001-20J, 5.76% 2021[3]	184	199
Small Business Administration, Series 2001-20F, 6.44% 2021[3]	720	787
Small Business Administration, Series 2003-20B, 4.84% 2023[3]	2,013	2,169
Tennessee Valley Authority, Series A, 3.875% 2021	8,500	9,375
Tennessee Valley Authority 1.875% 2022	18,350	17,743
Tennessee Valley Authority 4.65% 2035	3,930	4,560
Tennessee Valley Authority 5.88% 2036	2,750	3,734
Tennessee Valley Authority 5.25% 2039	11,500	14,414
Tennessee Valley Authority, Series B, 3.50% 2042	14,670	14,319
Tennessee Valley Authority, Series 2008, Class A, 4.875% 2048	3,300	3,925
TVA Southaven 3.846% 2033[3]	2,978	3,177
United States Agency for International Development, Jordan (Kingdom of) 1.945% 2019	38,500	39,240
United States Agency for International Development, Jordan (Kingdom of) 2.503% 2020	8,200	8,466
United States Agency for International Development, Republic of Egypt 4.45% 2015	19,000	19,608
United States Agency for International Development, State of Israel, Class 1-A, 5.50% 2023	5,000	6,177
United States Agency for International Development, Ukraine, 1.844% 2019	2,890	2,932
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 0% 2016	983	992
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.49% 2029[3]	1,765	1,858
U.S. Government Securities Fund — Page 6 of 10

unaudited
Bonds, notes & other debt instruments Federal agency bonds & notes (continued)	Principal amount (000)	Value (000)
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.82% 2032[3]	$1,930	$2,073
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp, 3.938% 2032[3]	1,522	1,623
		698,866
Total bonds, notes & other debt instruments (cost: $6,064,127,000)		6,193,461
Short-term securities 17.64%
Bank of New York Mellon Corp. 0.07% due 12/1/2014[6]	21,600	21,600
Fannie Mae 0.06%—0.14% due 12/10/2014—6/1/2015	382,400	382,317
Federal Farm Credit Banks 0.08% due 5/20/2015	36,400	36,385
Federal Home Loan Bank 0.03%—0.17% due 12/12/2014—9/8/2015	444,310	444,183
Freddie Mac 0.06%—0.10% due 2/3/2015—5/6/2015	196,200	196,172
General Electric Co. 0.07% due 12/1/2014	64,300	64,300
PepsiCo Inc. 0.08% due 12/12/2014[6]	6,400	6,400
Total short-term securities (cost: $1,151,260,000)		1,151,357
Total investment securities 112.51% (cost: $7,215,387,000)		7,344,818
Other assets less liabilities (12.51)%		(816,726)
Net assets 100.00%		$6,528,092
Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $1,237,502,000 over the prior 12-month period.
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized appreciation (depreciation) at 11/30/2014 (000)
Receive	LCH.Clearnet	3-month USD-LIBOR	0.4975%	1/8/2016	$50,000	$75
Pay	LCH.Clearnet	3-month USD-LIBOR	0.796	9/24/2016	75,000	(241)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.7875	9/29/2016	112,800	(341)
Pay	LCH.Clearnet	3-month USD-LIBOR	0.644	10/27/2016	32,000	5
Pay	LCH.Clearnet	3-month USD-LIBOR	0.6365	10/29/2016	42,500	17
Pay	LCH.Clearnet	3-month USD-LIBOR	0.7487	11/14/2016	262,700	(389)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.32125	1/8/2018	30,000	(187)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.314	5/20/2018	35,000	(88)
Pay	LCH.Clearnet	3-month USD-LIBOR	1.49	11/29/2018	50,000	(178)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.789	6/20/2019	234,800	2,597
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7945	6/20/2019	146,600	1,658
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7905	6/20/2019	58,600	652
Receive	LCH.Clearnet	3-month USD-LIBOR	1.732	6/27/2019	115,000	960
Receive	LCH.Clearnet	3-month USD-LIBOR	1.8065	7/29/2019	120,000	1,314
Receive	LCH.Clearnet	3-month USD-LIBOR	1.821	7/31/2019	108,000	1,253
Receive	LCH.Clearnet	3-month USD-LIBOR	1.799	8/8/2019	112,000	1,158
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7725	8/11/2019	112,000	1,008
Receive	LCH.Clearnet	3-month USD-LIBOR	1.773	8/11/2019	108,000	974
Receive	LCH.Clearnet	3-month USD-LIBOR	1.956	9/24/2019	30,000	498
Receive	LCH.Clearnet	3-month USD-LIBOR	1.9225	9/25/2019	132,000	1,980
Receive	LCH.Clearnet	3-month USD-LIBOR	1.925	9/29/2019	80,000	1,202
Receive	LCH.Clearnet	3-month USD-LIBOR	1.664	10/27/2019	40,000	79
U.S. Government Securities Fund — Page 7 of 10

unaudited
Pay/receive fixed rate	Clearinghouse	Floating rate index	Fixed rate	Expiration date	Notional amount (000)	Unrealized appreciation (depreciation) at 11/30/2014 (000)
Receive	LCH.Clearnet	3-month USD-LIBOR	1.649%	10/29/2019	$50,000	$64
Receive	LCH.Clearnet	3-month USD-LIBOR	1.7725	11/14/2019	134,489	900
Receive	LCH.Clearnet	3-month USD-LIBOR	1.77	11/14/2019	125,511	825
Pay	LCH.Clearnet	3-month USD-LIBOR	2.33565	4/11/2021	60,000	(1,603)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.205	7/23/2021	105,000	(1,755)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.74125	11/22/2023	79,000	(3,395)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.7343	11/22/2023	100,000	(4,239)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.683	8/4/2024	63,000	(2,196)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.5315	9/8/2024	13,000	(270)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.645	9/29/2024	25,575	(786)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.415	10/27/2024	16,000	(150)
Pay	LCH.Clearnet	3-month USD-LIBOR	2.526	11/10/2024	52,200	(1,002)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.34	6/27/2044	80,000	(7,638)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.206	7/31/2044	27,000	(1,829)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.238	8/8/2044	28,000	(2,076)
Pay	LCH.Clearnet	3-month USD-LIBOR	3.014	10/29/2044	7,500	(205)
						$(11,349)

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $21,040,000, which represented .32% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically.
[5]	A portion or all of the security purchased on a TBA basis.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $28,549,000, which represented .44% of the net assets of the fund.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $24,862,000, which represented .38% of the net assets of the fund.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
U.S. Government Securities Fund — Page 8 of 10

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At November 30, 2014, all of the fund’s investments were classified as Level 2.
U.S. Government Securities Fund — Page 9 of 10

unaudited
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$131,277
Gross unrealized depreciation on investment securities	(7,385)
Net unrealized appreciation on investment securities	123,892
Cost of investment securities	7,220,926

Key to abbreviation
TBA = To be announced
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-022-0115O-S42211	U.S. Government Securities Fund — Page 10 of 10

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in our internal control over financial reporting during the quarter ended November 30, 2014, which were identified in connection with management's evaluation required by paragraph (d) of Rule 13a-15 and 15d-15 under the Exchange Act, that have materially affected, or are reasonably likely to materially affect, our internal control over financial reporting, other than as provided below.

Effective November 10, 2014, the The American Funds Income Series’ investment adviser implemented a new accounting system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the The American Funds Income Series’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE AMERICAN FUNDS INCOME SERIES

By /s/ Thomas H. Høgh
Thomas H. Høgh, President and Principal Executive Officer

Date: January 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Thomas H. Høgh
Thomas H. Høgh, President and Principal Executive Officer

Date: January 28, 2015

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: January 28, 2015